Other Charges	6 Months Ended
Jul. 31, 2025
Other Charges
Other Charges

Note 20 - Other Charges

Other charges are comprised of acquisition-related costs, contingent consideration adjustments and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions. Contingent consideration adjustments relate to changes in anticipated acquisition earnout payment accruals primarily as a result of increases or decreases to revenue performance and forecasts. Revenue forecasts are updated on a quarterly basis and the related earnout payment accruals are updated accordingly.

The following tables shows the components of other charges as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024
Acquisition-related costs	959	1,311	4,444	3,389
Contingent consideration accretion and adjustments	96	(1,247)	(59)	541
Restructuring plans	4,064	86	4,183	138
	5,119	150	8,568	4,068

Fiscal 2025 Restructuring Plan

In the fourth quarter of fiscal 2025, management approved and began to implement the fiscal 2025 restructuring plan to reduce operating expenses and increase operating margins. To date, $0.9 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. As of July 31, 2025, we expect total remaining workforce reduction costs to be nominal.

	Workforce
	Reduction	Total
Balance at January 31, 2025	162	162
Accruals and adjustments	80	80
Cash draw downs	(242)	(242)
Balance at July 31, 2025	—	—

Fiscal 2026 Restructuring Plan

In the second quarter of fiscal 2026, management approved and began to implement the fiscal 2026 restructuring plan to reduce operating expenses and increase operating margins. To date, $4.1 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closures and other. As of July 31, 2025, we expect total remaining costs to be $0.1 million to $0.3 million.

	Workforce	Office
	Reduction	Closures	Other	Total
Balance at January 31, 2025	—	—	—	—
Accruals and adjustments	3,846	164	58	4,068
Cash draw downs	(3,311)	(164)	(58)	(3,533)
Balance at July 31, 2025	535	—	—	535